Quarterly Holdings Report

for

Fidelity® MSCI Information Technology Index ETF

April 30, 2019

T07-QTLY-0619

1.9584814.105

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
COMMUNICATIONS EQUIPMENT – 5.6%
Communications Equipment – 5.6%
Acacia Communications, Inc. (a)	9,244	$535,043
ADTRAN, Inc.	18,140	310,920
Applied Optoelectronics, Inc. (a)	7,111	89,030
Arista Networks, Inc. (a)	20,414	6,375,088
CalAmp Corp. (a)	13,406	195,862
Casa Systems, Inc. (a)	11,481	110,103
Ciena Corp. (a)	54,913	2,106,463
Cisco Systems, Inc.	1,737,553	97,216,090
CommScope Holding Co., Inc. (a)	74,097	1,836,124
Comtech Telecommunications Corp.	8,981	211,323
EchoStar Corp. Class A (a)	19,017	757,827
Extreme Networks, Inc. (a)	45,613	364,904
F5 Networks, Inc. (a)	23,514	3,689,346
Finisar Corp. (a)	45,435	1,095,438
Harmonic, Inc. (a)	32,688	185,014
Infinera Corp. (a)	67,441	292,694
InterDigital, Inc.	13,239	865,698
Juniper Networks, Inc.	133,036	3,694,410
Lumentum Holdings, Inc. (a)	28,627	1,774,015
Motorola Solutions, Inc.	63,199	9,158,167
NETGEAR, Inc. (a)	12,084	374,966
Netscout Systems, Inc. (a)	29,736	874,238
Plantronics, Inc.	13,283	683,809
Quantenna Communications, Inc. (a)	8,413	204,856
Ribbon Communications, Inc. (a)	19,706	105,624
Ubiquiti Networks, Inc.	8,204	1,398,372
ViaSat, Inc. (a)	21,834	1,982,964
Viavi Solutions, Inc. (a)	88,049	1,171,052

TOTAL COMMUNICATIONS EQUIPMENT		137,659,440

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.1%
Electronic Components – 1.2%
Amphenol Corp. Class A	116,358	11,584,602
AVX Corp.	19,232	313,674
Belden, Inc.	15,440	857,692
Corning, Inc.	309,330	9,852,161
Dolby Laboratories, Inc. Class A	24,736	1,600,172
II-VI, Inc. (a)	23,456	934,487
Knowles Corp. (a)	35,516	670,542
Littelfuse, Inc.	9,711	1,952,397
Rogers Corp. (a)	7,120	1,192,742
Vishay Intertechnology, Inc.	51,175	1,013,777

		29,972,246

Electronic Equipment & Instruments – 1.2%
Arlo Technologies, Inc. (a)	29,754	118,123
Badger Meter, Inc.	11,063	613,775
Cognex Corp.	66,376	3,347,342
Coherent, Inc. (a)	9,392	1,390,110
Control4 Corp. (a)	9,420	164,002
Daktronics, Inc.	15,901	120,530
FARO Technologies, Inc. (a)	6,884	387,225
Fitbit, Inc. Class A (a)	80,615	425,647

	Shares	Value
FLIR Systems, Inc.	53,327	$2,823,131
Itron, Inc. (a)	13,823	741,742
Keysight Technologies, Inc. (a)	72,518	6,311,242
MTS Systems Corp.	6,785	373,039
National Instruments Corp.	48,604	2,289,248
nLight, Inc. (a)	8,157	213,143
Novanta, Inc. (a)	12,815	1,115,161
OSI Systems, Inc. (a)	6,807	613,515
Trimble, Inc. (a)	96,797	3,951,254
Zebra Technologies Corp. Class A (a)	20,851	4,402,480

		29,400,709

Electronic Manufacturing Services – 1.0%
Benchmark Electronics, Inc.	16,855	455,591
CTS Corp.	11,944	357,723
Fabrinet (a)	14,208	859,868
Flex Ltd. (a)	204,529	2,258,000
IPG Photonics Corp. (a)	14,491	2,532,012
Jabil, Inc.	56,168	1,696,835
KEMET Corp.	19,617	350,556
Kimball Electronics, Inc. (a)	10,105	152,889
Methode Electronics, Inc.	14,053	414,704
Park Electrochemical Corp.	7,636	125,612
Plexus Corp. (a)	12,246	736,964
Sanmina Corp. (a)	26,503	898,982
TE Connectivity Ltd.	132,471	12,670,851
TTM Technologies, Inc. (a)	35,450	469,358

		23,979,945

Technology Distributors – 0.7%
Anixter International, Inc. (a)	12,443	782,291
Arrow Electronics, Inc. (a)	33,757	2,852,804
Avnet, Inc.	42,768	2,078,953
CDW Corp.	57,926	6,116,986
ePlus, Inc. (a)	5,212	491,440
Insight Enterprises, Inc. (a)	13,898	786,349
PC Connection, Inc.	4,638	172,348
ScanSource, Inc. (a)	9,722	366,033
SYNNEX Corp.	16,772	1,809,363
Tech Data Corp. (a)	14,038	1,496,591

		16,953,158

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		100,306,058

IT SERVICES – 23.6%
Data Processing & Outsourced Services – 16.7%
Alliance Data Systems Corp.	18,887	3,023,809
Automatic Data Processing, Inc.	169,170	27,809,856
Black Knight, Inc. (a)	54,761	3,089,616
Broadridge Financial Solutions, Inc.	45,202	5,339,712
Cardtronics PLC Class A (a)	17,530	626,873
Cass Information Systems, Inc.	5,605	276,495
Conduent, Inc. (a)	69,693	894,161
CoreLogic, Inc. (a)	31,276	1,270,118
CSG Systems International, Inc.	12,735	568,618

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Common Stocks – continued

	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Euronet Worldwide, Inc. (a)	19,883	$2,980,263
EVERTEC, Inc.	24,305	760,989
Exela Technologies, Inc. (a)	17,226	56,673
ExlService Holdings, Inc. (a)	13,414	796,792
Fidelity National Information Services, Inc.	126,582	14,674,651
First Data Corp. Class A (a)	208,570	5,393,620
Fiserv, Inc. (a)	154,061	13,440,282
FleetCor Technologies, Inc. (a)	34,270	8,942,756
Global Payments, Inc.	61,158	8,933,349
Jack Henry & Associates, Inc.	29,942	4,463,154
Mastercard, Inc. Class A	355,103	90,281,387
MAXIMUS, Inc.	24,671	1,817,019
MoneyGram International, Inc. (a)	9,735	32,223
Net 1 UEPS Technologies, Inc. (a)	21,975	78,451
NIC, Inc.	25,287	436,454
Paychex, Inc.	124,897	10,530,066
PayPal Holdings, Inc. (a)	432,630	48,787,685
Sabre Corp.	106,461	2,210,130
Square, Inc. Class A (a)	119,235	8,682,693
Sykes Enterprises, Inc. (a)	15,456	428,904
The Western Union Co.	171,595	3,335,807
Total System Services, Inc.	63,534	6,495,716
Travelport Worldwide Ltd.	49,376	774,216
TTEC Holdings, Inc.	6,178	225,250
Visa, Inc. Class A	680,109	111,830,323
WEX, Inc. (a)	16,612	3,493,504
Worldpay, Inc. Class A (a)	116,731	13,682,040

		406,463,655

Internet Services & Infrastructure – 1.0%
Akamai Technologies, Inc. (a)	63,079	5,050,105
Carbonite, Inc. (a)	13,080	320,852
Endurance International Group Holdings, Inc. (a)	24,556	135,795
GoDaddy, Inc. Class A (a)	67,143	5,472,155
GTT Communications, Inc. (a)	12,454	522,445
Limelight Networks, Inc. (a)	42,798	127,110
Tucows, Inc. Class A (a)	3,428	302,315
Twilio, Inc. Class A (a)	36,197	4,964,057
VeriSign, Inc. (a)	42,087	8,310,078

		25,204,912

IT Consulting & Other Services – 5.9%
Accenture PLC Class A	246,698	45,064,324
Booz Allen Hamilton Holding Corp.	54,867	3,253,064
CACI International, Inc. Class A (a)	9,566	1,864,796
Cognizant Technology Solutions Corp. Class A	223,777	16,326,770
DXC Technology Co.	108,360	7,123,586
EPAM Systems, Inc. (a)	19,790	3,549,534
Gartner, Inc. (a)	35,179	5,592,406
International Business Machines Corp.	351,221	49,265,770
KBR, Inc.	54,622	1,213,701

	Shares	Value
Leidos Holdings, Inc.	54,975	$4,039,563
LiveRamp Holdings, Inc. (a)	25,013	1,459,008
ManTech International Corp. Class A	10,436	646,928
Perficient, Inc. (a)	13,291	391,287
Perspecta, Inc.	57,747	1,332,801
Presidio, Inc.	12,679	190,439
Science Applications International Corp.	20,558	1,540,822
The Hackett Group, Inc.	9,893	151,857
Unisys Corp. (a)	19,382	217,272
Virtusa Corp. (a)	11,172	620,605

		143,844,533

TOTAL IT SERVICES		575,513,100

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 17.9%
Semiconductor Equipment – 2.3%
Advanced Energy Industries, Inc. (a)	14,862	858,429
Amkor Technology, Inc. (a)	40,954	371,043
Applied Materials, Inc.	379,896	16,742,017
Axcelis Technologies, Inc. (a)	12,293	261,718
Brooks Automation, Inc.	27,673	1,038,014
Cabot Microelectronics Corp.	11,125	1,404,531
Cohu, Inc.	15,459	229,257
Entegris, Inc.	54,396	2,222,621
FormFactor, Inc. (a)	28,064	531,813
Ichor Holdings Ltd. (a)	7,497	188,774
KLA-Tencor Corp.	63,198	8,056,481
Kulicke & Soffa Industries, Inc.	25,674	597,434
Lam Research Corp.	59,923	12,429,828
MKS Instruments, Inc.	20,817	1,894,555
Nanometrics, Inc. (a)	8,713	259,560
PDF Solutions, Inc. (a)	11,098	144,052
Photronics, Inc. (a)	26,572	248,183
Rudolph Technologies, Inc. (a)	12,119	293,159
SolarEdge Technologies, Inc. (a)	14,394	637,654
Teradyne, Inc.	69,080	3,384,920
Ultra Clean Holdings, Inc. (a)	14,793	177,072
Veeco Instruments, Inc. (a)	18,538	225,793
Versum Materials, Inc.	42,015	2,192,343
Xperi Corp.	18,654	463,552

		54,852,803

Semiconductors – 15.6%
Advanced Micro Devices, Inc. (a)	366,746	10,133,192
Alpha & Omega Semiconductor Ltd. (a)	7,443	92,293
Ambarella, Inc. (a)	12,205	611,715
Analog Devices, Inc.	143,055	16,628,713
Broadcom, Inc.	159,785	50,875,544
CEVA, Inc. (a)	8,370	210,840
Cirrus Logic, Inc. (a)	23,184	1,103,095
Cree, Inc. (a)	39,527	2,612,339
Cypress Semiconductor Corp.	133,329	2,290,592
Diodes, Inc. (a)	15,724	572,668
First Solar, Inc. (a)	30,294	1,863,990
Inphi Corp. (a)	15,512	708,278
Intel Corp.	1,763,848	90,026,802

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
Lattice Semiconductor Corp. (a)	47,572	$616,057
MACOM Technology Solutions Holdings, Inc. (a)	17,332	240,742
Marvell Technology Group Ltd.	242,035	6,055,716
Maxim Integrated Products, Inc.	107,196	6,431,760
MaxLinear, Inc. Class A (a)	25,657	690,430
Mellanox Technologies Ltd. (a)	17,545	2,110,664
Microchip Technology, Inc.	91,420	9,131,944
Micron Technology, Inc. (a)	438,355	18,437,211
Monolithic Power Systems, Inc.	15,586	2,426,896
NVE Corp.	1,841	176,386
NVIDIA Corp.	223,959	40,536,579
ON Semiconductor Corp. (a)	162,363	3,744,091
Power Integrations, Inc.	11,491	908,019
Qorvo, Inc. (a)	48,176	3,642,587
QUALCOMM, Inc.	468,464	40,348,804
Rambus, Inc. (a)	42,923	491,898
Semtech Corp. (a)	25,629	1,380,634
Silicon Laboratories, Inc. (a)	16,753	1,803,628
Skyworks Solutions, Inc.	68,753	6,062,640
SMART Global Holdings, Inc. (a)	3,841	83,503
SunPower Corp. (a)	24,106	174,045
Synaptics, Inc. (a)	13,437	506,172
Texas Instruments, Inc.	371,221	43,740,970
Universal Display Corp.	16,420	2,620,632
Xilinx, Inc.	97,884	11,759,784

		381,851,853

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		436,704,656

SOFTWARE – 31.6%
Application Software – 11.1%
2U, Inc. (a)	22,330	1,350,965
8x8, Inc. (a)	36,743	878,892
ACI Worldwide, Inc. (a)	44,710	1,588,099
Adobe, Inc. (a)	188,649	54,566,723
Alarm.com Holdings, Inc. (a)	12,142	860,625
ANSYS, Inc. (a)	32,275	6,319,445
Aspen Technology, Inc. (a)	27,411	3,341,675
Autodesk, Inc. (a)	84,508	15,060,171
Avaya Holdings Corp. (a)	43,146	823,226
Benefitfocus, Inc. (a)	9,872	402,086
Blackbaud, Inc.	18,733	1,485,339
Blackline, Inc. (a)	12,695	648,461
Bottomline Technologies de, Inc. (a)	16,594	839,159
Box, Inc. Class A (a)	52,508	1,082,715
Cadence Design Systems, Inc. (a)	109,090	7,568,664
CDK Global, Inc.	47,131	2,842,942
Ceridian HCM Holding, Inc. (a)	10,481	557,065
ChannelAdvisor Corp. (a)	8,936	104,998
Cision Ltd. (a)	14,900	179,694
Citrix Systems, Inc.	52,058	5,255,776

	Shares	Value
Cloudera, Inc. (a)	82,422	$917,357
Cornerstone OnDemand, Inc. (a)	18,298	999,986
Coupa Software, Inc. (a)	17,899	1,849,504
Ebix, Inc.	8,374	422,719
Envestnet, Inc. (a)	17,630	1,251,554
Everbridge, Inc. (a)	10,355	765,131
Fair Isaac Corp. (a)	11,171	3,125,087
Five9, Inc. (a)	21,526	1,142,385
Guidewire Software, Inc. (a)	31,221	3,325,036
HubSpot, Inc. (a)	14,379	2,652,782
Instructure, Inc. (a)	11,750	506,190
Intuit, Inc.	95,287	23,922,754
j2 Global, Inc.	19,012	1,665,831
LivePerson, Inc. (a)	23,302	683,448
LogMeIn, Inc.	19,706	1,623,774
Manhattan Associates, Inc. (a)	25,405	1,713,567
MicroStrategy, Inc. Class A (a)	3,582	536,225
Mimecast Ltd. (a)	16,347	842,034
MobileIron, Inc. (a)	22,472	133,259
Model N, Inc. (a)	8,931	165,581
Monotype Imaging Holdings, Inc.	14,396	248,187
New Relic, Inc. (a)	16,496	1,736,039
Nuance Communications, Inc. (a)	110,836	1,865,370
Nutanix, Inc. Class A (a)	51,651	2,230,807
Paycom Software, Inc. (a)	19,209	3,890,399
Paylocity Holding Corp. (a)	12,278	1,185,441
Pegasystems, Inc.	15,301	1,147,728
PROS Holdings, Inc. (a)	13,026	667,452
PTC, Inc. (a)	43,714	3,954,805
Q2 Holdings, Inc. (a)	14,199	1,070,889
QAD, Inc. Class A	3,995	187,246
RealPage, Inc. (a)	28,944	1,887,438
RingCentral, Inc. Class A (a)	26,427	3,075,310
Salesforce.com, Inc. (a)	295,649	48,885,562
Splunk, Inc. (a)	56,701	7,827,006
SPS Commerce, Inc. (a)	6,836	709,167
SS&C Technologies Holdings, Inc.	87,327	5,908,545
Synopsys, Inc. (a)	57,470	6,958,468
The Trade Desk, Inc. Class A (a)	12,567	2,783,339
Tyler Technologies, Inc. (a)	14,312	3,319,096
Upland Software, Inc. (a)	6,143	285,588
Verint Systems, Inc. (a)	25,006	1,510,112
Workday, Inc. Class A (a)	57,538	11,831,539
Workiva, Inc. (a)	10,022	532,569
Yext, Inc. (a)	17,089	374,420
Zendesk, Inc. (a)	41,247	3,620,662

		271,694,108

Systems Software – 20.5%
A10 Networks, Inc. (a)	20,717	133,832
CommVault Systems, Inc. (a)	16,952	891,675
FireEye, Inc. (a)	72,132	1,155,555
ForeScout Technologies, Inc. (a)	9,307	391,266
Fortinet, Inc. (a)	56,074	5,238,433
Microsoft Corp.	2,818,295	368,069,327

4

Common Stocks – continued

	Shares	Value
SOFTWARE – continued
Systems Software – continued
OneSpan, Inc. (a)	12,349	$228,950
Oracle Corp.	1,024,936	56,709,709
Palo Alto Networks, Inc. (a)	36,669	9,124,347
Progress Software Corp.	15,392	702,029
Proofpoint, Inc. (a)	21,056	2,640,844
Qualys, Inc. (a)	12,912	1,165,437
Rapid7, Inc. (a)	12,058	655,232
Red Hat, Inc. (a)	68,369	12,479,394
SailPoint Technologies Holding, Inc. (a)	30,442	860,291
ServiceNow, Inc. (a)	69,294	18,814,014
Symantec Corp.	247,264	5,986,261
Tableau Software, Inc. Class A (a)	27,590	3,360,738
Teradata Corp. (a)	45,836	2,084,163
TiVo Corp.	47,026	440,634
Varonis Systems, Inc. (a)	11,545	821,427
VMware, Inc. Class A	31,877	6,507,052
Zscaler, Inc. (a)	18,814	1,285,184

		499,745,794

TOTAL SOFTWARE		771,439,902

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 17.1%
Technology Hardware, Storage & Peripherals – 17.1%
3D Systems Corp. (a)	43,325	460,978
Apple, Inc.	1,833,953	368,019,349
Cray, Inc. (a)	15,512	407,345
Dell Technologies, Inc. Class C (a)	59,632	4,019,793
Diebold Nixdorf, Inc. (a)	24,932	251,564
Electronics For Imaging, Inc. (a)	16,859	626,986
Hewlett Packard Enterprise Co.	568,803	8,992,775

	Shares	Value
HP, Inc.	612,203	$12,213,450
NCR Corp. (a)	45,578	1,319,483
NetApp, Inc.	97,410	7,096,318
Pure Storage, Inc. Class A (a)	71,209	1,627,838
Seagate Technology PLC	105,324	5,089,256
Western Digital Corp.	112,081	5,729,581
Xerox Corp.	82,664	2,757,671

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		418,612,387

TOTAL COMMON STOCKS (Cost $1,963,507,902)		2,440,235,543

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.31% (b) (Cost $2,361,517)	2,361,517	2,361,517

TOTAL INVESTMENT IN SECURITIES – 100.0%
(Cost $1,965,869,419)		2,442,597,060

NET OTHER ASSETS (LIABILITIES) – (0.0%)		(841,397)

NET ASSETS – 100.0%		$2,441,755,663

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

5

Schedule of Investments (Unaudited) – continued

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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